Schedule of taxes and amounts to be restituted to customers (Details) - BRL (R$) R$ in Millions	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Current taxes payable	R$ 528	R$ 506
Non current Taxes payable	342	263
Total tax payable	870	769
Pasep and Cofins taxes to be reimbursed to customers	3,023	4,018
ICMS Related Matters [member]
IfrsStatementLineItems [Line Items]
Current taxes payable	124	112
COFINS [member]
IfrsStatementLineItems [Line Items]
Current taxes payable	166	184
Non current Taxes payable	281	216
Pasep [member]
IfrsStatementLineItems [Line Items]
Current taxes payable	36	41
Non current Taxes payable	61	47
INSS [member]
IfrsStatementLineItems [Line Items]
Current taxes payable	36	29
Other Tax Authority [member]
IfrsStatementLineItems [Line Items]
Current taxes payable	166	140
Pasep and COFINS [member]
IfrsStatementLineItems [Line Items]
Current taxes payable	704	448
Non current Taxes payable	R$ 2,319	R$ 3,570